Segment information	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Segment information
45	Segment information
The Chairman and Managing Director of the Company takes decisions in respect of allocation of resources and assesses the performance basis the reports/ information provided by functional heads and is thus considered to be the Chief Operating Decision Maker (CODM).
The Group discloses segment information in a manner consistent with internal reporting to Chairman and Managing Director. The Group entities have segments based on type of business operations. The reportable segments of Group under IFRS 8 are Wind Power and Solar Power which predominantly relate to generation and sale of electricity and construction activities. The Group entities does not operate in more than one geographical segment. The Group discloses in the segment information Earnings before interest, tax, depreciation and amortisation (EBITDA), where EBITDA is measured on the basis of profit/(loss) from continuing operations. The Group measures EBITDA as loss / (profit) after tax plus (a) income tax expense, (b) share in loss of jointly controlled entities, (c) finance costs and (d) depreciation and amortisation.

No operating segment has been aggregated to form the above reportable operating segments. Further, total assets and liabilities balance for each reportable segment is not reviewed by or provided to the CODM
.

	For the year ended 31 March 2021				For the year ended 31 March 2020				For the year ended 31 March 2019
Particulars	Wind power	Solar power	Unallocable	Total	Wind power	Solar power	Unallocable	Total	Wind power	Solar power	Unallocable	Total
Revenue from contracts with customers	29,411	18,737	39	48,187	31,800	16,598	14	48,412	29,480	13,637	27	43,144

Revenue from contracts with customers	29,411	18,737	39	48,187	31,800	16,598	14	48,412	29,480	13,637	27	43,144
Other income	4,198	1,030	1,076	6,304	3,066	594	1,231	4,891	3,701	636	421	4,758

Total income	33,609	19,767	1,115	54,491	34,866	17,192	1,245	53,303	33,181	14,273	448	47,902
Less: Employee benefit and other expenses	4,843	2,726	1,698	9,267	3,706	2,098	1,342	7,146	3,086	1,080	1,727	5,893

Total expenses	4,843	2,726	1,698	9,267	3,706	2,098	1,342	7,146	3,086	1,080	1,727	5,893

EBITDA	28,766	17,041	(583)	45,224	31,160	15,094	(97)	46,157	30,095	13,193	(1,279)	42,009

Depreciation and amortisation expense				12,026				11,240				9,496
Finance costs				38,281				35,487				27,538

(Loss) / profit before share of profit of jointly controlled entities and tax				(5,083)				(570)				4,975

Share in loss of jointly controlled entities				(45)				(53)				(40)
Income tax expense				(2,904)				(2,158)				(1,801)

(Loss) / profit after tax				(8,032)				(2,781)				3,134

The revenues from four major customers for the year ended 31 March 2021 amounts to INR 23,175 (31 March 2020: four customers amounting to INR 23,312, 31 March 2019: four customers amounting to INR 19,970) each of which contributes more than 10% of the total revenue of the Group. Out of these, revenues from wind segment amounts to INR 14,676 (31 March 2020: INR 15,982, 31 March 2019: INR 13,770) and solar segment amounts to INR 8,499 (31 March 2020: INR 7,330, 31 March 2019: INR 6,200).